Pay vs Performance Disclosure $ / shares in Units, shares in Millions	12 Months Ended
	Oct. 31, 2023 USD ($) $ / shares	Oct. 31, 2022 USD ($) $ / shares	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2020 Employee	Oct. 31, 2019 shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay for Performance
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended October 31, 2023, 2022 and 2021, and our financial performance for each such fiscal year:
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(3)	Total Shareholder Return ($)(2)	Peer Group Total Shareholder Return ($)(2)	Net (Loss) Income ($millions)	Adjusted Operating Income ($millions)(4)
2023	2,575,284	(477,343)	1,160,340	677,349	71.3	116.8	(2.8)	11.7
2022	2,670,018	1,450,041	813,970	727,769	126.2	135.9	(34.6)	12.3
2021	1,266,091	5,043,593	537,456	701,194	144.0	122.2	44.9	60.9
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Stephen J. Barnard	Bryan E. Giles, Juan R. Wiesner, Joanne C. Wu, Timothy A. Bulow
2022	Stephen J. Barnard	Bryan E. Giles, Juan R. Wiesner, Joanne C. Wu, Timothy A. Bulow
2021	Stephen J. Barnard	Bryan E. Giles, Juan R. Wiesner, Joanne C. Wu, Michael A. Browne
Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
	2023		2022		2021
Adjustments	PEO ($)	Average Non- PEO NEOs ($)	PEO ($)	Average Non- PEO NEOs ($)	PEO ($)	Average Non- PEO NEOs ($)
Summary Compensation Table Total	2,575,284	1,160,340	2,670,018	813,970	1,266,091	537,456
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(1,717,803)	(468,097)	(1,821,201)	(307,324)	—	(41,089)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,143,910	246,459	1,735,515	292,865	—	36,309
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	12,809	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,699,038)	(195,368)	(581,060)	(35,821)	2,625,582	157,052
	2023		2022		2021
Adjustments	PEO ($)	Average Non- PEO NEOs ($)	PEO ($)	Average Non- PEO NEOs ($)	PEO ($)	Average Non- PEO NEOs ($)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(779,696)	(78,794)	(553,231)	(35,921)	1,151,920	48,475
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	(37,009)
TOTAL ADJUSTMENTS	(3,052,627)	(482,991)	(1,219,977)	(86,201)	3,777,502	163,738
COMPENSATION ACTUALLY PAID	(477,343)	677,349	1,450,041	727,769	5,043,593	701,194
(2)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Nasdaq U.S. Smart Food & Beverage Total Return Index.
(3)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (i) for RSUs, the closing price per share on the applicable year-ends ($9.41 for October 31, 2023, $16.64 for October 31, 2022 and $18.99 for October 31, 2021) or, in the case of vesting dates, the closing price per share on the applicable vesting dates; (ii) for the PSUs, the fair value was calculated by multiplying the probability of achievement of the applicable performance objective as of the applicable dates by the closing price per share for the respective dates; the probability of achievement for PSUs granted on January 3, 2022 was zero and 70% as of October 31, 2023 and 2022, respectively, and for PSUs granted on January 6, 2023, the probability of achievement was 60% as of October 31, 2023 (iii) for stock options, a Black Scholes value as of the applicable year-end or vesting dates. A summary of Black Scholes assumptions used for the applicable year-end or vesting dates as compared to those used at grant date is set forth below:

Assumption	Value range used for reporting dates and applicable vesting dates	Value range used in grant date fair value
Volatility	30.0%-40.7%	25%-30%
Risk-free interest rate	0.38%-4.89%	0.38%-1.7%
Expected term	3.19-6.17 years	6.25-7.2 years
Dividend yield	—	—
Forfeiture rate	—	—
For additional information on the assumptions used to calculate the valuation of the awards on the grant date, please refer to the Notes to Consolidated Financial Statements in our Annual Report on Form 10-K for the fiscal year ended October 31, 2023 and prior fiscal years.
(4)
Adjusted operating income refers to net income (loss), before interest expense, income taxes, other income (expense), and income (loss) from equity method investees, further adjusted by any special, non-recurring, or one-time items such as remeasurements or impairments. A reconciliation of adjusted operating income to net (loss) income is set forth below:

	Years Ended October 31,
(In millions)($)	2023	2022	2021
Net (loss) income	(3.1)	(34.9)	44.9
Interest expense	11.6	5.5	3.7
Provision for income taxes	2.2	3.7	21.1
Equity method income	(4.0)	(5.1)	(7.5)
Other expense (income), net	0.2	(4.4)	(1.3)
Remeasurement gain on business combination with Moruga	—	(2.0)	—
Goodwill impairment	—	49.5	—
Asset impairment and disposals	1.7	—	—
Transaction costs	0.3	—	—
Amortization of inventory adjustment recognized from business combination	1.2	—	—
Executive severance	1.3	—	—
Other	0.3	—	—
Adjusted operating income	11.7	12.3	60.9

Company Selected Measure Name	Adjusted operating income
Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Stephen J. Barnard	Bryan E. Giles, Juan R. Wiesner, Joanne C. Wu, Timothy A. Bulow
2022	Stephen J. Barnard	Bryan E. Giles, Juan R. Wiesner, Joanne C. Wu, Timothy A. Bulow
2021	Stephen J. Barnard	Bryan E. Giles, Juan R. Wiesner, Joanne C. Wu, Michael A. Browne

Peer Group Issuers, Footnote
(2)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the Nasdaq U.S. Smart Food & Beverage Total Return Index.

PEO Total Compensation Amount	$ 2,575,284	$ 2,670,018	$ 1,266,091
PEO Actually Paid Compensation Amount	$ (477,343)	1,450,041	5,043,593
Adjustment To PEO Compensation, Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
	2023		2022		2021
Adjustments	PEO ($)	Average Non- PEO NEOs ($)	PEO ($)	Average Non- PEO NEOs ($)	PEO ($)	Average Non- PEO NEOs ($)
Summary Compensation Table Total	2,575,284	1,160,340	2,670,018	813,970	1,266,091	537,456
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(1,717,803)	(468,097)	(1,821,201)	(307,324)	—	(41,089)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,143,910	246,459	1,735,515	292,865	—	36,309
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	12,809	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,699,038)	(195,368)	(581,060)	(35,821)	2,625,582	157,052
	2023		2022		2021
Adjustments	PEO ($)	Average Non- PEO NEOs ($)	PEO ($)	Average Non- PEO NEOs ($)	PEO ($)	Average Non- PEO NEOs ($)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(779,696)	(78,794)	(553,231)	(35,921)	1,151,920	48,475
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	(37,009)
TOTAL ADJUSTMENTS	(3,052,627)	(482,991)	(1,219,977)	(86,201)	3,777,502	163,738
COMPENSATION ACTUALLY PAID	(477,343)	677,349	1,450,041	727,769	5,043,593	701,194

Non-PEO NEO Average Total Compensation Amount	$ 1,160,340	813,970	537,456
Non-PEO NEO Average Compensation Actually Paid Amount	$ 677,349	727,769	701,194
Adjustment to Non-PEO NEO Compensation Footnote
(1)
Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:
	2023		2022		2021
Adjustments	PEO ($)	Average Non- PEO NEOs ($)	PEO ($)	Average Non- PEO NEOs ($)	PEO ($)	Average Non- PEO NEOs ($)
Summary Compensation Table Total	2,575,284	1,160,340	2,670,018	813,970	1,266,091	537,456
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(1,717,803)	(468,097)	(1,821,201)	(307,324)	—	(41,089)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	1,143,910	246,459	1,735,515	292,865	—	36,309
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	12,809	—	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,699,038)	(195,368)	(581,060)	(35,821)	2,625,582	157,052
	2023		2022		2021
Adjustments	PEO ($)	Average Non- PEO NEOs ($)	PEO ($)	Average Non- PEO NEOs ($)	PEO ($)	Average Non- PEO NEOs ($)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(779,696)	(78,794)	(553,231)	(35,921)	1,151,920	48,475
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—	—	—	(37,009)
TOTAL ADJUSTMENTS	(3,052,627)	(482,991)	(1,219,977)	(86,201)	3,777,502	163,738
COMPENSATION ACTUALLY PAID	(477,343)	677,349	1,450,041	727,769	5,043,593	701,194

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income (loss) and (iv) our adjusted operating income, in each case, for the fiscal years ended October 31, 2023, 2022 and 2021. TSR amounts reported in the graph assume an initial fixed investment of $100 on October 30, 2020, and that all dividends, if any, were reinvested.
CAP versus TSR

Compensation Actually Paid vs. Net Income
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income (loss) and (iv) our adjusted operating income, in each case, for the fiscal years ended October 31, 2023, 2022 and 2021. TSR amounts reported in the graph assume an initial fixed investment of $100 on October 30, 2020, and that all dividends, if any, were reinvested.
CAP versus Net Income (loss)

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income (loss) and (iv) our adjusted operating income, in each case, for the fiscal years ended October 31, 2023, 2022 and 2021. TSR amounts reported in the graph assume an initial fixed investment of $100 on October 30, 2020, and that all dividends, if any, were reinvested.
CAP versus Adjusted Operating Income

Total Shareholder Return Vs Peer Group
Relationship Between Financial Performance Measures
The graphs below compare the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (i) our cumulative TSR, (ii) our Peer Group TSR, (iii) our net income (loss) and (iv) our adjusted operating income, in each case, for the fiscal years ended October 31, 2023, 2022 and 2021. TSR amounts reported in the graph assume an initial fixed investment of $100 on October 30, 2020, and that all dividends, if any, were reinvested.
CAP versus TSR

Tabular List, Table
Pay Versus Performance Tabular List
We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended October 31, 2023:
•	Adjusted operating income;
•	Adjusted net income per share; and
•	Adjusted EBITDA.
For additional details regarding our most important financial performance measures, see Overview of 2023 Compensation Program for NEOs, Fiscal 2023 Compensation Decisions, and 2024 Compensation Design.

Total Shareholder Return Amount	$ 71.3	126.2	144
Peer Group Total Shareholder Return Amount	116.8	135.9	122.2
Net Income (Loss)	$ (2,800,000)	$ (34,600,000)	$ 44,900,000
Company Selected Measure Amount	11,700,000	12,300,000	60,900,000
PEO Name	Stephen J. Barnard	Stephen J. Barnard	Stephen J. Barnard
Share Price | $ / shares	$ 9.41	$ 16.64	$ 18.99
Percentage of Probability of Achievement for Performance Share Units PSUs Granted Grant Date One	0.00%	70.00%
Percentage of Probability of Achievement for Performance Share Units PSUs Granted Grant Date Two	60.00%
Fair Value Assumptions Expected Volatility Rate Minimum	30.00%
Fair Value Assumptions Expected Volatility Rate Maximum	40.70%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	25.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	30.00%
Fair Value Assumptions Risk Free Interest Rate Minimum	0.38%
Fair Value Assumptions Risk Free Interest Rate Maximum	4.89%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.38%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	1.70%
Fair Value Assumptions Expected Term Minimum	3 years 2 months 8 days
Fair Value Assumptions Expected Term Maximum	6 years 2 months 1 day
Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Expected Term Minimum	6 years 3 months
Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Expected Term Maximum	7 years 2 months 12 days
Fair Value Assumptions Expected Dividend Rate	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Fair Value Assumptions Estimated Forfeitures Rate	0.00%
Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Estimated Forfeitures Percentage	0.00%
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (3,100,000)	$ (34,900,000)	$ 44,900,000
Interest Expense	11,600,000	5,500,000	3,700,000
Income Tax Expense (Benefit)	2,200,000	3,700,000	21,100,000
Income (Loss) from Equity Method Investments	4,000,000	5,100,000	7,500,000
Other Nonoperating Income (Expense)	(200,000)	4,400,000	1,300,000
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain	0	2,000,000	0
Goodwill, Impairment Loss	0	49,500,000	0
Asset Impairment Charges	1,700,000	0	0
Business Combination, Acquisition Related Costs	300,000	0	0
Business Combination Recognized Identifiable Assets Acquired and Liabilities Assumed Amortization of Inventory Adjustment	1,200,000	0	0
Severance Costs	1,300,000	0	0
Other Operating Income	$ 300,000	0	$ 0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross | shares			0.0		1.7
Number of Non PEO NEOs that Received One Time Stock Option Grant | Employee				3
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted operating income
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted net income per share
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,052,627)	(1,219,977)	$ 3,777,502
PEO | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,717,803)	(1,821,201)	0
PEO | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,143,910	1,735,515	0
PEO | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Increase/Deduction for Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,699,038)	(581,060)	2,625,582
PEO | Increase/Deduction for Awards Granted During Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(779,696)	(553,231)	1,151,920
PEO | Deduction of ASC 718 Fair Value of Awards Granted During Prior FY that were Forfeited During Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(482,991)	(86,201)	163,738
Non-PEO NEO | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(468,097)	(307,324)	(41,089)
Non-PEO NEO | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Remain Unvested as of Applicable FY End, Determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	246,459	292,865	36,309
Non-PEO NEO | Increase Based on ASC 718 Fair Value of Awards Granted During Applicable FY that Vested During Applicable FY, Determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,809	0	0
Non-PEO NEO | Increase/Deduction for Awards Granted During Prior FY that were Outstanding and Unvested as of Applicable FY End, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(195,368)	(35,821)	157,052
Non-PEO NEO | Increase/Deduction for Awards Granted During Prior FY that Vested During Applicable FY, Determined Based on Change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(78,794)	(35,921)	48,475
Non-PEO NEO | Deduction of ASC 718 Fair Value of Awards Granted During Prior FY that were Forfeited During Applicable FY, Determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (37,009)